Other liabilities	12 Months Ended
Dec. 31, 2020
Other liabilities.
Other liabilities

16. Other liabilities

	(As Restated)
	2020	2019
	$’000	$’000
Audit fees payable	2,333	1,385
General expenses payable	37,426	24,782
Payable for capital provision assets	256	36
Lease liabilities	13,520	19,389
Insurance liabilities	12,596	4,527
Tax payable	-	1,311
Legal finance non-cash accrual	38,232	31,312
Total other liabilities	104,363	82,742

The following table sets out the movement in lease liabilities during the year.

	2020	2019
	$’000	$’000
At January 1	19,389	-
Change in accounting policy- impact from adoption of IFRS 16	-	6,785
Restated at January 1	19,389	6,785
Additions	-	13,115
Disposals	(4,282)	-
Lease liabilities interest expense	1,252	869
Payments of lease liabilities during the year	(2,943)	(1,433)
Exchange differences	104	53
At December 31	13,520	19,389